Listing of companies in the Group (Tables)	12 Months Ended
Dec. 31, 2025
Listing of companies in the Group [Abstract]
Listing of Companies in the Group
The material companies of the Group are as follows:

Name of companies		Principal activities	Place of incorporation	Equity holding 2025%	Equity holding 2024%	Equity holding 2023%
BW Aldrich Pte. Ltd.		Shipowning	Singapore	100	100	100
BW Clearwater Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Pools Pte. Ltd.		Chartering	Singapore	100	100	100
Hafnia SG Pte. Ltd.		Management company	Singapore	100	100	100
Hafnia Tankers Singapore Sub-Holding Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers Shipholding Alpha Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia One Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers Shipholding Singapore Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers Shipholding 2 Singapore Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers Chartering Singapore Pte. Ltd.		Chartering	Singapore	100	100	100
Hafnia Chemical Tankers Pte. Ltd.	a	Shipowning and chartering	Singapore	100	100	100
Hafnia Chem Shipholding Pte. Ltd.	b	Shipowning	Singapore	100	100	100

(a)	This company established a DMCC branch in Dubai, UAE on 30 October 2024.
(b)	This company was registered in 2023.